Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 87.7%
Aerospace & Defense - 1.1%
Airbus SE	2,500	$334,844
BAE Systems PLC	5,478	66,554
Elbit Systems Ltd.	89	15,053
Embraer SA *	9,191	37,669
Kongsberg Gruppen ASA	1,489	60,111
Leonardo SpA	2,317	27,237
Rolls-Royce Holdings PLC *	54,158	99,789
Saab AB, Class B	3,215	195,637
Safran SA	3,065	454,674
Thales SA	1,674	247,982
		1,539,550
Air Freight & Logistics - 0.8%
CJ Logistics Corp.	69	4,235
Deutsche Post AG	15,167	710,045
DSV A/S	1,221	236,221
JD Logistics, Inc *,(a)	4,000	7,185
Mainfreight Ltd.	267	11,695
NIPPON EXPRESS HOLDINGS, Inc.	300	17,965
SF Holding Co. Ltd., Class A	2,600	20,953
SG Holdings Co. Ltd.	2,300	33,872
ZTO Express Cayman, Inc., ADR	4,120	118,079
		1,160,250
Automobile Components - 0.3%
Denso Corp.	500	27,962
HL Mando Co. Ltd.	497	17,504
Hyundai Mobis Co. Ltd.	743	123,277
Pirelli & C SpA (a)	26,219	131,660
Valeo	1,969	40,453
		340,856
Automobiles - 2.4%
BAIC Motor Corp. Ltd., Class H (a)	40,500	11,247
BYD Co. Ltd., Class A	9,626	358,630
BYD Co. Ltd., Class H	10,500	307,378
Ferrari NV	661	179,033
Geely Automobile Holdings Ltd.	73,000	93,924
Great Wall Motor Co. Ltd., Class H	55,000	67,892
Honda Motor Co. Ltd.	19,100	503,727
Kia Corp.	907	56,433
Li Auto, Inc., Class A *	1,700	21,223
Mercedes-Benz Group AG	11,639	895,027
NIO, Inc., ADR *	5,867	61,662
NIO, Inc., Class A *	1,700	17,227
Renault SA *	1,637	66,872
Subaru Corp.	4,500	71,495
Suzuki Motor Corp.	3,400	122,726
Toyota Motor Corp.	33,200	468,976
Volkswagen AG	163	27,980
XPeng, Inc., Class A *	1,200	6,688
		3,338,140

	Shares/ Principal	Fair Value

Banks - 9.6%
ABN AMRO Bank NV, CVA (a)	3,974	$63,123
Absa Group Ltd.	8,658	88,705
Agricultural Bank of China Ltd., Class H	47,000	17,423
ANZ Group Holdings Ltd.	13,121	201,504
Aozora Bank Ltd.	200	3,605
Banco Bilbao Vizcaya Argentaria SA	44,448	317,317
Banco Bradesco SA	14,933	34,930
Banco do Brasil SA	4,536	35,016
Banco Santander Brasil SA	9,764	51,745
Banco Santander SA	112,289	417,960
Bank Central Asia TBK PT	656,000	382,807
Bank Hapoalim BM	20,107	166,132
Bank Mandiri Persero TBK PT	115,300	79,394
Bank Negara Indonesia Persero Tbk PT	43,900	27,374
Bank of China Ltd., Class H	229,000	87,808
Bank of Nova Scotia (The)	20,639	1,038,088
Bank of Queensland Ltd.	2,806	12,197
Bank Rakyat Indonesia Persero TBK PT	438,800	138,419
Bankinter SA	7,501	42,589
Barclays PLC	93,203	168,021
BAWAG Group AG *,(a)	427	20,718
BNP Paribas SA	5,896	353,659
BOC Hong Kong Holdings Ltd.	57,500	179,093
CaixaBank SA	7,497	29,192
Canadian Imperial Bank of Commerce	8,666	366,977
Capitec Bank Holdings Ltd.	595	56,597
China CITIC Bank Corp. Ltd., Class H	119,000	59,879
China Construction Bank Corp., Class H	581,000	376,727
China Merchants Bank Co. Ltd., Class A	36,800	183,522
China Merchants Bank Co. Ltd., Class H	41,500	211,995
CIMB Group Holdings BHD	53,200	64,021
Commonwealth Bank of Australia	4,334	285,393
DNB Bank ASA	5,302	94,846
Erste Group Bank AG	1,446	47,916
Grupo Financiero Banorte SAB de CV, Class O	33,407	280,711
Hana Financial Group, Inc.	697	21,790
Hong Leong Bank BHD	4,200	19,246
HSBC Holdings PLC	83,895	570,215
Industrial & Commercial Bank of China Ltd., Class H	355,000	189,033
Industrial Bank Co., Ltd., Class A	15,600	38,343
ING Groep NV	13,113	155,716
Intesa Sanpaolo SpA	93,921	241,581
Israel Discount Bank Ltd., Class A	9,794	47,737
Japan Post Bank Co. Ltd.	12,900	104,972
Jyske Bank A/S *	209	14,637
KakaoBank Corp.	1,396	25,897
KB Financial Group, Inc.	616	22,547
KBC Group NV	128	8,803

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Banks (continued)
Lloyds Banking Group PLC	547,300	$322,621
Malayan Banking BHD	108,000	209,759
Mediobanca Banca di Credito Finanziario SpA	22,138	222,912
Mitsubishi UFJ Financial Group, Inc.	76,300	486,098
Mizrahi Tefahot Bank Ltd.	1,969	61,356
Mizuho Financial Group, Inc.	5,600	79,020
National Australia Bank Ltd.	10,013	185,896
National Bank of Canada	1,093	78,073
Nedbank Group Ltd.	2,444	29,871
OTP Bank Nyrt	4,889	139,400
Ping An Bank Co., Ltd., Class A	84,500	154,076
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,745
Public Bank BHD	211,900	192,091
Raiffeisen Bank International AG *	4,593	70,659
Resona Holdings, Inc.	7,900	37,960
RHB Bank BHD	99,400	125,700
Royal Bank of Canada	14,345	1,370,001
Shinhan Financial Group Co. Ltd.	2,179	59,168
Societe Generale SA	9,544	215,521
Standard Bank Group Ltd.	19,329	188,262
Standard Chartered PLC	12,625	95,878
Sumitomo Mitsui Financial Group, Inc.	7,600	302,538
Sumitomo Mitsui Trust Holdings, Inc.	800	27,296
TMBThanachart Bank PCL, NVDR	488,400	20,282
Toronto-Dominion Bank (The)	6,652	397,886
UniCredit SpA	6,222	117,690
United Overseas Bank Ltd.	6,700	149,970
Westpac Banking Corp.	34,117	494,928
		13,304,577
Beverages - 2.4%
Ambev SA	65,559	185,806
Anheuser-Busch InBev SA	9,017	600,821
Arca Continental SAB de CV	13,978	126,480
Budweiser Brewing Co. APAC Ltd. (a)	5,700	17,391
Carlsberg A/S, Class B	1,517	235,187
China Resources Beer Holdings Co. Ltd.	4,000	32,102
Coca-Cola Femsa SAB de CV	6,091	48,857
Davide Campari-Milano NV	4,817	58,876
Diageo PLC	20,560	918,730
Fomento Economico Mexicano SAB de CV	15,714	149,299
Heineken Holding NV	171	15,708
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,000	24,078
Kweichow Moutai Co. Ltd., Class A	400	105,939
Luzhou Laojiao Co. Ltd., Class A	500	18,539
Pernod Ricard SA	1,771	401,560
Remy Cointreau SA	309	56,400

	Shares/ Principal	Fair Value

Beverages (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,990	$118,523
Suntory Beverage & Food Ltd.	3,100	114,948
Treasury Wine Estates Ltd.	8,581	75,115
		3,304,359
Biotechnology - 0.8%
3SBio, Inc. (a)	7,500	7,471
Akeso, Inc. *,(a)	3,000	15,440
Argenx SE *	162	59,965
BeiGene Ltd. *	1,600	26,375
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,940	49,693
Bloomage Biotechnology Corp. Ltd., Class A	2,119	34,968
Celltrion, Inc.	758	87,239
CSL Ltd.	2,413	465,924
Galapagos NV *	376	14,432
Genmab A/S *	552	208,433
Grifols SA *	770	7,619
Innovent Biologics, Inc. *,(a)	7,000	31,344
SK Bioscience Co. Ltd. *	79	4,375
Swedish Orphan Biovitrum AB *	1,605	37,379
Zai Lab Ltd., ADR *	403	13,404
		1,064,061
Broadline Retail - 1.8%
Alibaba Group Holding Ltd. *	93,300	1,193,297
JD.com, Inc., Class A	14,800	324,282
Naspers Ltd., Class N	1,274	236,451
PDD Holdings, Inc., ADR *	803	60,948
Prosus NV *	6,636	518,664
Vipshop Holdings Ltd., ADR *	4,960	75,293
Woolworths Holdings Ltd./South Africa	22,801	82,157
		2,491,092
Building Products - 0.2%
Assa Abloy AB, Class B	3,409	81,629
Belimo Holding AG	32	15,447
Cie de Saint-Gobain	658	37,403
Daikin Industries Ltd.	100	17,774
Kingspan Group PLC	1,598	109,447
Sanwa Holdings Corp.	1,300	13,831
		275,531
Capital Markets - 1.5%
Amundi SA (a)	1,875	118,253
B3 SA - Brasil Bolsa Balcao	88,416	180,137
China International Capital Corp. Ltd., Class H (a)	20,000	40,102
Deutsche Bank AG	4,889	49,696
DWS Group GmbH & Co. KGaA (a)	2,084	64,121
EQT AB	954	19,375
Hong Kong Exchanges & Clearing Ltd.	3,400	150,814

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Capital Markets (continued)
IG Group Holdings PLC	5,344	$46,154
IGM Financial, Inc.	862	25,726
Insignia Financial Ltd.	19,449	35,691
London Stock Exchange Group PLC	564	54,868
Macquarie Group Ltd.	6,102	717,890
Nomura Holdings, Inc.	6,000	22,978
Perpetual Ltd.	1,866	27,445
Reinet Investments SCA	690	14,197
UBS Group AG	20,802	439,243
		2,006,690
Chemicals - 2.3%
Air Liquide SA	2,918	488,854
Arkema SA	351	34,626
Asahi Kasei Corp.	7,500	52,200
BASF SE	402	21,121
Croda International PLC	1,561	125,418
Dongyue Group Ltd.	6,000	6,191
Evonik Industries AG	9,463	199,042
Ganfeng Lithium Co. Ltd., Class A	6,000	58,037
Ganfeng Lithium Co. Ltd., Class H (a)	5,600	34,813
Givaudan SA	48	156,208
Hyosung Advanced Materials Corp.	30	9,955
Israel Corp. Ltd. (The)	27	8,833
Johnson Matthey PLC	1,862	45,665
K+S AG	2,007	42,727
Koninklijke DSM NV	757	89,399
LG Chem Ltd.	393	214,937
Mitsubishi Chemical Group Corp.	8,000	47,228
Mitsubishi Gas Chemical Co., Inc.	11,900	175,518
Nippon Shokubai Co. Ltd.	1,100	43,640
Nitto Denko Corp.	2,300	147,757
Novozymes A/S, Class B	4,989	255,324
Nutrien Ltd.	345	25,444
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,600	40,673
Sika AG	164	45,867
Solvay SA	1,830	209,457
Sumitomo Chemical Co. Ltd.	134,300	449,046
Symrise AG	126	13,717
Tosoh Corp.	1,600	21,603
Wacker Chemie AG	648	105,180
Weihai Guangwei Composites Co. Ltd., Class A	1,800	13,375
Zangge Mining Co., Ltd.	9,800	34,455
Zhejiang Juhua Co., Ltd.	6,100	15,694
		3,232,004
Commercial Services & Supplies - 0.0%†
Sohgo Security Services Co. Ltd.	1,300	34,822

Communications Equipment - 0.2%
Nokia Oyj	55,245	271,025

	Shares/ Principal	Fair Value

Communications Equipment (continued)
ZTE Corp., Class A	8,200	$38,853
		309,878
Construction & Engineering - 0.4%
Ackermans & van Haaren NV	77	12,716
COMSYS Holdings Corp.	1,100	20,192
EXEO Group, Inc.	1,000	18,010
Ferrovial SA	844	24,840
HOCHTIEF AG	435	36,324
JGC Holdings Corp.	1,600	19,728
Kajima Corp.	5,700	68,439
Kandenko Co. Ltd.	3,900	27,399
Obayashi Corp.	2,900	22,073
Stantec, Inc.	1,251	73,035
Vinci SA	1,035	118,880
Worley Ltd.	11,540	111,374
		553,010
Construction Materials - 0.2%
Buzzi Unicem SpA	1,632	39,646
Cemex SAB de CV *	113,453	62,332
CRH PLC	1,866	94,169
James Hardie Industries PLC	5,309	113,178
		309,325
Consumer Finance - 0.0%†
Acom Co. Ltd.	7,300	17,497
JMT Network Services PCL, NVDR	11,800	16,046
Muangthai Capital PCL, NVDR	8,800	8,879
		42,422
Consumer Staples Distribution & Retail - 1.5%
Aeon Co., Ltd.	6,200	119,537
Alimentation Couche-Tard, Inc.	3,534	177,438
Berli Jucker PCL, NVDR	86,400	96,646
Carrefour SA	3,275	66,288
Clicks Group Ltd.	2,219	32,158
Cosmos Pharmaceutical Corp.	300	26,869
Empire Co. Ltd., Class A	5,873	157,224
JD Health International, Inc. *,(a)	1,550	11,531
Jeronimo Martins SGPS SA	788	18,509
Koninklijke Ahold Delhaize NV	4,527	154,879
Lawson, Inc.	8,700	366,722
Raia Drogasil SA	5,133	24,692
Sendas Distribuidora SA	11,898	36,420
Seven & i Holdings Co. Ltd.	400	17,958
Sundrug Co. Ltd.	2,700	73,743
Tesco PLC	125,232	411,418
Tsuruha Holdings, Inc.	3,900	259,336
Wal-Mart de Mexico SAB de CV	21,019	83,815
		2,135,183
Containers & Packaging - 0.0%†
Orora Ltd.	7,034	16,112

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Containers & Packaging (continued)
Smurfit Kappa Group PLC	767	$27,774
		43,886
Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	16,500	240,514
Cogna Educacao SA *	29,080	10,783
New Oriental Education & Technology Group, Inc. *	3,200	12,474
YDUQS Participacoes SA	6,220	8,636
		272,407
Diversified REITs - 0.1%
Charter Hall Group	1,883	13,873
GPT Group (The)	14,419	40,946
Mirvac Group	22,830	31,804
Stockland	21,080	56,191
		142,814
Diversified Telecommunication - 0.1%
PCCW Ltd.	129,000	64,418

Diversified Telecommunication Services - 1.6%
BCE, Inc.	3,425	153,212
Bezeq The Israeli Telecommunication Corp. Ltd.	22,695	30,797
BT Group PLC	114,713	206,798
China Tower Corp. Ltd., Class H (a)	112,000	13,554
Deutsche Telekom AG	25,990	631,093
Koninklijke KPN NV	4,811	17,019
KT Corp.	2,015	45,583
Nippon Telegraph & Telephone Corp.	15,100	449,517
Orange SA	3,579	42,586
Proximus SADP	5,410	52,276
Singapore Telecommunications Ltd.	84,000	155,421
Telecom Italia SpA/Milano (Common share) *	56,592	18,703
Telefonica SA	3,709	16,010
Telekom Malaysia BHD	38,800	43,087
Telenor ASA	3,662	42,903
Telstra Group Ltd.	78,012	220,489
		2,139,048
Electric Utilities - 1.1%
Acciona SA	1,443	289,563
CLP Holdings Ltd.	3,500	25,281
CPFL Energia SA	16,341	102,167
EDP - Energias de Portugal SA	7,302	39,793
Enel SpA	33,303	203,596
Energisa SA	4,781	38,001
Iberdrola SA	13,020	162,462
Light SA	4,100	1,989
Shikoku Electric Power Co., Inc. *	6,600	37,342
SSE PLC	17,215	383,777

	Shares/ Principal	Fair Value

Electric Utilities (continued)
Tenaga Nasional BHD	101,000	$211,270
		1,495,241
Electrical Equipment - 1.8%
ABB Ltd.	18,642	640,139
Accelleron Industries AG *	536	12,691
Contemporary Amperex Technology Co. Ltd., Class A	5,224	308,680
Eve Energy Co. Ltd., Class A	8,500	86,214
Legrand SA	296	27,039
Mitsubishi Electric Corp.	6,700	79,465
Nidec Corp.	2,000	102,863
Schneider Electric SE	4,777	797,595
Siemens Energy AG *	6,084	133,786
Signify NV (a)	473	15,746
Sunwoda Electronic Co. Ltd., Class A	18,400	53,980
Suzhou Maxwell Technologies Co., Ltd.	600	26,630
WEG SA	21,229	169,572
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	5,300
		2,459,700
Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc. *	3,500	8,632
Avary Holding Shenzhen Co. Ltd., Class A	4,900	22,119
Canon Marketing Japan, Inc.	700	16,568
Delta Electronics Thailand PCL, NVDR	2,300	76,812
Halma PLC	1,002	27,616
Hana Microelectronics PCL, NVDR	8,400	12,344
Horiba Ltd.	700	41,603
LG Innotek Co. Ltd.	177	36,777
Luxshare Precision Industry Co. Ltd., Class A	22,400	98,801
Murata Manufacturing Co. Ltd.	500	30,205
Omron Corp.	4,900	283,750
Samsung Electro-Mechanics Co. Ltd.	893	104,744
Samsung SDI Co. Ltd.	378	213,412
Shimadzu Corp.	3,000	93,320
Spectris PLC	636	28,774
Sunny Optical Technology Group Co. Ltd.	5,400	65,316
TDK Corp.	1,700	60,354
		1,221,147
Energy Equipment & Services - 0.0%†
Dialog Group BHD	15,700	8,397

Entertainment - 0.4%
Bilibili, Inc., Class Z *	660	15,941
Krafton, Inc. *	54	7,612
NCSoft Corp.	161	45,943
NetEase, Inc.	17,060	299,910

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Entertainment (continued)
Netmarble Corp. *,(a)	287	$14,616
Nexon Co. Ltd.	1,200	28,447
Sea Ltd., ADR *	809	70,019
Tencent Music Entertainment Group, ADR *	3,441	28,492
Ubisoft Entertainment SA *	2,677	71,140
		582,120
Financial Services - 1.2%
Adyen NV *,(a)	42	66,585
Banca Mediolanum SpA	10,730	97,434
Challenger Ltd.	8,543	35,703
Cielo SA	53,228	51,021
FirstRand Ltd.	37,438	127,406
Groupe Bruxelles Lambert NV	2,248	191,724
Industrivarden AB, Class A	3,472	93,651
Industrivarden AB, Class C	11,145	300,079
Investor AB, Class A	2,067	42,099
Investor AB, Class B	21,357	424,378
L E Lundbergforetagen AB, Class B	1,692	76,478
Mitsubishi HC Capital, Inc.	4,100	21,072
ORIX Corp.	3,700	60,508
Wendel SE	227	24,009
		1,612,147
Food Products - 2.4%
AVI Ltd.	2,983	11,803
Chocoladefabriken Lindt & Spruengli AG	21	248,262
Dali Foods Group Co. Ltd. (a)	66,000	27,577
Grupo Bimbo SAB de CV, Series A	23,733	119,059
Itoham Yonekyu Holdings, Inc.	2,300	12,097
JDE Peet's NV	549	15,997
Kerry Group PLC, Class A	559	55,777
Kuala Lumpur Kepong BHD	6,300	29,669
Minerva SA/Brazil	8,446	17,524
Nestle SA	22,093	2,695,513
QL Resources BHD	10,350	13,628
Strauss Group Ltd. *	750	16,882
Uni-President China Holdings Ltd.	21,000	21,188
		3,284,976
Gas Utilities - 0.4%
Beijing Enterprises Holdings Ltd.	10,000	35,987
China Resources Gas Group Ltd.	4,000	14,752
ENN Energy Holdings Ltd.	6,200	84,984
Italgas SpA	16,710	102,120
Korea Gas Corp. *	1,943	40,447
Kunlun Energy Co. Ltd.	22,000	17,208
Perusahaan Gas Negara TBK PT	194,400	17,891
Snam SpA	40,289	214,001
		527,390

	Shares/ Principal	Fair Value

Ground Transportation - 0.9%
ALD SA (a)	967	$11,346
Canadian National Railway Co.	4,091	482,057
Canadian Pacific Railway Ltd.	3,159	242,921
Central Japan Railway Co.	2,800	332,617
Localiza Rent a Car SA	8,415	88,378
TFI International, Inc.	495	58,986
		1,216,305
Health Care Equipment & Supplies - 0.9%
Coloplast A/S, Class B	886	116,530
Demant A/S *	353	12,366
Elekta AB, Class B	2,056	15,679
Fisher & Paykel Healthcare Corp. Ltd.	3,264	54,423
Getinge AB, Class B	666	16,230
Hartalega Holdings BHD	31,600	13,607
Hoya Corp.	1,300	142,220
Koninklijke Philips NV	29,091	532,117
Olympus Corp.	3,800	66,198
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	113,401
Terumo Corp.	8,000	214,832
		1,297,603
Health Care Providers & Services - 0.2%
Alfresa Holdings Corp.	2,900	36,955
Amplifon SpA	935	32,446
Celltrion Healthcare Co. Ltd.	414	19,144
Fleury SA	4,972	14,307
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	1,900	24,359
IHH Healthcare BHD	81,600	106,334
Medipal Holdings Corp.	1,300	17,621
Sonic Healthcare Ltd.	2,121	49,492
		300,658
Health Care Technology - 0.0%†
M3, Inc.	1,400	34,724

Hotels, Restaurants & Leisure - 1.6%
Accor SA *	2,237	72,839
Amadeus IT Group SA *	1,772	118,707
Aristocrat Leisure Ltd.	20,138	501,732
Compass Group PLC	3,776	94,917
Delivery Hero SE *,(a)	408	13,905
Evolution AB (a)	467	62,519
Flight Centre Travel Group Ltd. *	11,841	146,556
Greggs PLC	2,961	101,560
Jiumaojiu International Holdings Ltd. (a)	10,000	23,796
Just Eat Takeaway.com NV *,(a)	770	14,665
Meituan, Class B *,(a)	28,710	524,830
Oriental Land Co. Ltd./Japan	6,200	210,937
Restaurant Brands International, Inc.	3,514	235,582
Skylark Holdings Co., Ltd. *	1,600	20,798
Trip.com Group Ltd., ADR *	1,195	45,016

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Trip.com Group Ltd. *	600	$22,456
Wynn Macau Ltd. *	38,400	37,862
		2,248,677
Household Durables - 0.2%
Barratt Developments PLC	1,752	10,106
Bellway PLC	1,378	37,603
Casio Computer Co. Ltd.	11,400	111,182
LG Electronics, Inc.	378	33,478
Nikon Corp.	5,400	54,978
Taylor Wimpey PLC	26,811	39,432
		286,779
Household Products - 0.2%
Lion Corp.	4,300	46,234
Pigeon Corp.	2,200	33,870
Reckitt Benckiser Group PLC	1,595	121,444
Unicharm Corp.	300	12,265
		213,813
Independent Power and Renewable Electricity Producers - 0.1%
B Grimm Power PCL	10,800	12,791
China Longyuan Power Group Corp. Ltd., Class H	28,000	31,995
Energy Absolute PCL, NVDR	50,800	112,906
RWE AG	1,018	43,842
		201,534
Industrial Conglomerates - 2.5%
Aker ASA, Class A	213	13,667
Alfa SAB de CV, Class A	18,300	11,605
CK Hutchison Holdings Ltd.	40,000	248,155
GS Holdings Corp.	764	23,709
Hitachi Ltd.	6,400	348,733
Jardine Cycle & Carriage Ltd.	26,100	614,048
Jardine Matheson Holdings Ltd.	4,600	223,422
NWS Holdings Ltd.	9,000	8,060
Samsung C&T Corp.	646	53,691
Siemens AG	9,417	1,527,094
SM Investments Corp.	920	15,044
Smiths Group PLC	10,696	227,008
Toshiba Corp.	2,300	76,816
		3,391,052
Insurance - 4.1%
Ageas SA/NV	1,881	81,458
AIA Group Ltd.	106,000	1,116,045
ASR Nederland NV	7,000	279,413
Assicurazioni Generali SpA	787	15,716
Aviva PLC	5,500	27,488
AXA SA	5,418	165,790
BB Seguridade Participacoes SA	6,880	44,100
China Life Insurance Co. Ltd., Class H	64,000	105,173
Dai-ichi Life Holdings, Inc.	7,200	131,731

	Shares/ Principal	Fair Value

Insurance (continued)
Fairfax Financial Holdings Ltd.	637	$423,065
Great-West Lifeco, Inc., Class Common Subscription Receipt	19,906	526,865
Helvetia Holding AG	145	20,221
Japan Post Holdings Co., Ltd.	5,100	41,251
Legal & General Group PLC	15,393	45,469
Manulife Financial Corp., Class Common Subscription Receipt	25,454	466,442
Medibank Pvt Ltd.	54,688	123,068
MS&AD Insurance Group Holdings, Inc.	5,600	172,767
Old Mutual Ltd.	29,187	19,411
Phoenix Group Holdings PLC	3,233	21,842
PICC Property & Casualty Co. Ltd., Class H	8,000	8,163
Ping An Insurance Group Co. of China Ltd., Class H	62,000	403,595
Porto Seguro SA	3,608	16,730
Poste Italiane SpA (a)	4,316	44,134
Power Corp. of Canada	5,489	140,090
QBE Insurance Group Ltd.	22,310	218,006
Sampo Oyj, Class A	973	45,963
Samsung Fire & Marine Insurance Co. Ltd.	77	12,184
Samsung Life Insurance Co. Ltd.	645	31,114
Sanlam Ltd.	25,363	80,581
Sompo Holdings, Inc.	500	19,731
Sun Life Financial, Inc.	3,239	151,114
Swiss Re AG	845	86,799
T&D Holdings, Inc.	5,500	67,815
Talanx AG	928	43,051
Tokio Marine Holdings, Inc.	10,500	200,943
Tryg A/S	11,454	250,411
		5,647,739
Interactive Media & Services - 2.4%
Autohome, Inc., ADR	1,989	66,572
Baidu, Inc., Class A *	16,338	309,487
JOYY, Inc., ADR	348	10,851
Kakaku.com, Inc.	2,200	29,837
Kakao Corp.	2,067	97,011
Kuaishou Technology *,(a)	12,400	95,489
NAVER Corp.	1,204	186,817
REA Group Ltd.	1,670	154,384
Rightmove PLC	9,331	64,955
Scout24 SE (a)	5,066	301,066
Tencent Holdings Ltd.	41,100	2,019,934
		3,336,403
IT Services - 1.3%
Capgemini SE	2,098	389,203
CGI, Inc. *	5,856	563,597
Fujitsu Ltd.	400	53,603

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

IT Services (continued)
GDS Holdings Ltd., Class A *	3,100	$7,503
NEC Corp.	5,900	226,088
Nomura Research Institute Ltd.	6,000	138,177
Obic Co. Ltd.	200	31,407
Otsuka Corp.	500	17,601
Reply SpA	100	12,548
Samsung SDS Co. Ltd.	746	66,472
Shopify, Inc., Class A *	6,418	307,301
		1,813,500
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	7,800	147,279

Life Sciences Tools & Services - 0.3%
Pharmaron Beijing Co. Ltd., Class H (a)	5,700	23,926
QIAGEN NV *	329	14,980
Samsung Biologics Co. Ltd. *,(a)	93	56,292
WuXi AppTec Co. Ltd., Class H (a)	11,400	119,374
Wuxi Biologics Cayman, Inc. *,(a)	29,000	179,543
		394,115
Machinery - 1.8%
Aalberts NV	409	19,290
Amada Co. Ltd.	31,200	290,222
ANDRITZ AG	2,050	138,756
Daifuku Co. Ltd.	2,400	44,054
Daimler Truck Holding AG *	7,304	246,871
DMG Mori Co. Ltd.	3,100	51,896
Ebara Corp.	900	41,453
FANUC Corp.	1,500	53,648
Fluidra SA	799	14,054
Hino Motors Ltd. *	3,600	14,958
IHI Corp.	1,300	32,429
IMI PLC	3,274	62,098
Kone Oyj, Class B	1,085	56,582
Kubota Corp.	15,300	229,805
Mitsubishi Heavy Industries Ltd.	3,200	117,238
Nabtesco Corp.	1,000	24,344
Ningbo Deye Technology Co. Ltd., Class A	400	15,015
NSK Ltd.	7,100	40,331
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	54,220
SKF AB, Class B	2,709	53,294
SMC Corp.	300	157,405
Spirax-Sarco Engineering PLC	548	80,327
Sumitomo Heavy Industries Ltd.	1,100	26,779
Toyota Industries Corp.	1,600	88,361
Trelleborg AB, Class B	1,322	37,596
VAT Group AG (a)	261	93,766
Volvo AB, Class B	19,761	407,529

	Shares/ Principal	Fair Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	$8,036
		2,500,357
Marine Transportation - 0.1%
AP Moller - Maersk A/S, Class B	31	56,267
COSCO SHIPPING Holdings Co. Ltd., Class H	58,550	65,860
Precious Shipping PCL, NVDR	37,300	14,944
SITC International Holdings Co. Ltd.	4,000	8,591
		145,662
Media - 0.3%
MultiChoice Group	1,493	10,381
Publicis Groupe SA	2,156	168,136
RTL Group SA	2,645	130,579
WPP PLC	13,713	162,535
		471,631
Metals & Mining - 4.2%
Agnico Eagle Mines Ltd.	4,149	211,228
Alamos Gold, Inc., Class A	8,249	100,572
Allkem Ltd. *	7,188	57,192
Aluminum Corp. of China Ltd., Class H	146,000	74,023
Anglo American Platinum Ltd.	982	52,801
Anglo American PLC., ADR	9,604	318,009
Anglo American PLC	6,705	221,453
AngloGold Ashanti Ltd.	5,485	133,365
ArcelorMittal SA	15,003	454,281
B2Gold Corp.	5,484	21,639
BHP Group Ltd.	2,965	93,833
BHP Group Ltd., ADR	38,036	1,203,166
Boliden AB	1,526	60,012
CMOC Group Ltd., Class H	51,000	30,860
CSN Mineracao SA	25,133	24,091
Dongkuk Steel Mill Co. Ltd.	1,506	14,113
Fortescue Metals Group Ltd.	16,331	245,989
Franco-Nevada Corp.	1,012	147,409
Glencore PLC	31,214	179,310
Gold Fields Ltd.	8,302	110,896
Grupo Mexico SAB de CV, Series B	25,451	120,151
Impala Platinum Holdings Ltd.	6,903	63,741
Mineral Resources Ltd.	905	48,847
MMG Ltd. *	40,000	11,720
Nippon Steel Corp.	2,600	60,951
OZ Minerals Ltd.	8,577	161,476
POSCO Holdings, Inc.	655	185,152
Press Metal Aluminium Holdings BHD	102,200	112,796
Rio Tinto PLC	3,208	217,287
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	14,504
Sibanye Stillwater Ltd.	10,987	22,683
Sims Ltd.	5,303	55,087

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Teck Resources Ltd., Class B	6,992	$254,964
thyssenkrupp AG	6,736	48,418
Vale SA	22,664	358,047
Wheaton Precious Metals Corp.	2,539	122,114
Yamana Gold, Inc.	8,001	46,587
Zhaojin Mining Industry Co. Ltd., Class H *	15,000	22,777
Zijin Mining Group Co. Ltd., Class A	24,100	43,452
Zijin Mining Group Co. Ltd., Class H	88,000	147,079
		5,872,075
Multi-Utilities - 1.1%
A2A SpA	14,391	22,983
AGL Energy Ltd.	15,060	81,196
Atco Ltd., Class I	16,773	536,895
Centrica PLC	25,587	33,551
E.ON SE	16,356	204,355
Engie SA	33,658	532,938
National Grid PLC	12,197	165,363
		1,577,281
Office REITs - 0.0%†
Champion REIT	16,000	6,869

Oil, Gas & Consumable Fuels - 4.6%
Aker BP ASA	1,784	43,658
Ampol Ltd.	3,842	78,456
ARC Resources Ltd.	11,558	130,923
BP PLC	173,200	1,093,894
Canadian Natural Resources Ltd.	10,737	593,357
Cenovus Energy, Inc.	3,800	66,209
China Petroleum & Chemical Corp., Class H	144,000	85,117
China Suntien Green Energy Corp. Ltd., Class H	31,000	13,545
Crescent Point Energy Corp.	19,361	136,479
Ecopetrol SA	174,971	92,005
Enbridge, Inc.	7,995	304,417
Enerplus Corp.	883	12,710
Equinor ASA	10,810	308,309
Imperial Oil Ltd.	9,110	462,652
Koninklijke Vopak NV	1,698	59,937
Parex Resources, Inc.	1,344	24,966
Petro Rio SA *	1,882	11,592
PetroChina Co. Ltd., Class H	322,000	190,740
Petronas Dagangan BHD	14,500	70,126
PTT Exploration & Production PCL, NVDR	14,800	65,138
PTT PCL, NVDR	117,700	108,424
Repsol SA	16,522	254,625
Shell PLC	46,767	1,334,891
SK Innovation Co. Ltd. *	637	87,721
S-Oil Corp.	753	46,331

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Star Petroleum Refining PCL, NVDR	47,400	$14,971
Suncor Energy, Inc.	5,687	176,323
TotalEnergies SE	3,962	233,993
Tourmaline Oil Corp.	2,592	107,867
Ultrapar Participacoes SA	30,797	84,855
Var Energi ASA	4,360	10,624
		6,304,855
Paper & Forest Products - 0.0%†
West Fraser Timber Co. Ltd.	529	37,681

Passenger Airlines - 0.2%
Air China Ltd., Class H *	20,000	17,885
China Eastern Airlines Corp. Ltd., Class A *	18,600	13,939
Jin Air Co. Ltd. *	1,154	15,282
Korean Air Lines Co. Ltd.	1,051	18,730
Qantas Airways Ltd. *	15,445	68,479
Singapore Airlines Ltd.	42,000	181,009
		315,324
Personal Care Products - 1.7%
Beiersdorf AG	869	113,248
Fancl Corp.	800	14,625
Kao Corp.	2,200	85,411
LG H&H Co. Ltd.	67	30,879
L'Oreal SA	2,248	1,004,412
Pola Orbis Holdings, Inc.	6,000	77,632
Shiseido Co. Ltd.	3,700	171,836
Unilever PLC	8,507	440,772
Unilever PLC, ADR	7,661	396,895
		2,335,710
Pharmaceuticals - 7.3%
Aspen Pharmacare Holdings Ltd.	3,918	40,451
Astellas Pharma, Inc.	32,400	458,406
AstraZeneca PLC	8,854	1,229,626
Asymchem Laboratories Tianjin Co. Ltd., Class A	386	7,489
Bayer AG	5,370	342,586
CSPC Pharmaceutical Group Ltd.	153,040	150,507
Daiichi Sankyo Co. Ltd.	6,700	242,749
GSK PLC	43,570	769,833
H Lundbeck A/S	2,780	12,885
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	6,950
Hisamitsu Pharmaceutical Co., Inc.	500	14,201
Novartis AG	17,710	1,623,764
Novo Nordisk A/S, Class B	10,048	1,591,197
Otsuka Holdings Co., Ltd.	5,000	157,901
Recordati Industria Chimica e Farmaceutica SpA	376	15,915
Roche Holding AG (Common share)	318	95,725

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Roche Holding AG (Common share, participation certificates)	4,271	$1,219,985
Sanofi	12,845	1,398,894
Santen Pharmaceutical Co. Ltd.	9,300	78,962
Sawai Group Holdings Co. Ltd.	400	10,970
Shionogi & Co., Ltd.	500	22,455
Sino Biopharmaceutical Ltd.	84,000	47,083
Takeda Pharmaceutical Co. Ltd.	10,500	343,189
Teva Pharmaceutical Industries Ltd. *	4,036	35,835
UCB SA	1,700	152,264
		10,069,822
Professional Services - 1.9%
Bureau Veritas SA	1,586	45,611
Experian PLC	9,417	309,721
Intertek Group PLC	7,494	375,549
Nihon M&A Center Holdings, Inc.	3,200	23,659
Randstad NV	902	53,507
Recruit Holdings Co. Ltd.	18,200	499,136
RELX PLC	20,106	650,836
Teleperformance	483	116,338
Thomson Reuters Corp.	128	16,631
Wolters Kluwer NV	3,840	485,409
		2,576,397
Real Estate Management & Development - 1.2%
China Overseas Land & Investment Ltd.	25,000	60,382
China Resources Land Ltd.	12,000	54,726
CK Asset Holdings Ltd.	17,000	103,192
Country Garden Services Holdings Co. Ltd.	11,000	19,029
Daiwa House Industry Co. Ltd.	3,900	91,251
FirstService Corp.	2,114	297,461
Gemdale Corp.	18,400	22,492
Hysan Development Co. Ltd.	9,000	25,567
KE Holdings, Inc., ADR *	3,238	61,004
Kerry Properties Ltd.	56,000	143,033
Longfor Group Holdings Ltd. (a)	2,500	7,054
Mitsubishi Estate Co. Ltd.	5,600	66,334
Mitsui Fudosan Co. Ltd.	7,700	143,713
New World Development Co. Ltd.	40,000	107,262
Poly Property Services Co. Ltd., Class H	3,000	18,382
Relo Group, Inc.	500	7,908
Sino Land Co. Ltd.	14,000	18,940
SM Prime Holdings, Inc.	21,800	13,153
Sun Hung Kai Properties Ltd.	9,500	133,122
Swire Properties Ltd.	102,200	262,988
Wharf Holdings Ltd. (The)	5,000	11,440
Wharf Real Estate Investment Co. Ltd.	7,000	40,217
		1,708,650

	Shares/ Principal	Fair Value

Retail REITs - 0.2%
First Capital Real Estate Investment Trust	1,897	$22,049
Klepierre SA	3,875	87,779
Link REIT	13,300	85,561
Mapletree Commercial Trust	20,100	27,212
Scentre Group	51,230	94,356
		316,957
Semiconductors & Semiconductor Equipment - 2.6%
ams-OSRAM AG *	5,935	46,009
ASML Holding NV	3,527	2,395,710
ASMPT Ltd.	4,500	44,542
Daqo New Energy Corp., ADR *	586	27,448
Inari Amertron BHD	82,400	45,938
Infineon Technologies AG	6,450	264,046
LONGi Green Energy Technology Co. Ltd., Class A	26,500	155,834
NAURA Technology Group Co. Ltd., Class A	1,300	50,293
Nordic Semiconductor ASA *	1,426	21,717
SG Micro Corp., Class A	950	21,456
Shenzhen SC New Energy Technology Corp.	1,000	16,655
SK Hynix, Inc.	2,494	169,734
StarPower Semiconductor Ltd., Class A	400	15,981
STMicroelectronics NV	2,595	138,021
Tokyo Electron Ltd.	800	96,416
Xinyi Solar Holdings Ltd.	12,000	14,385
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,000	48,022
		3,572,207
Software - 2.0%
Constellation Software, Inc.	91	170,852
Dassault Systemes SE	9,344	384,499
Kingdee International Software Group Co. Ltd. *	25,000	40,510
Nemetschek SE	1,520	104,501
Nice Ltd. *	282	63,063
Oracle Corp. Japan	200	14,321
Sangfor Technologies, Inc., Class A	4,200	90,432
SAP SE	12,855	1,620,930
Temenos AG	1,375	95,244
TOTVS SA	4,800	26,621
Trend Micro, Inc./Japan	2,200	106,950
WiseTech Global Ltd.	1,713	74,734
		2,792,657
Specialty Retail - 0.7%
Fast Retailing Co. Ltd.	1,900	412,292
Foschini Group Ltd. (The)	1,691	8,668
Hikari Tsushin, Inc.	300	41,859

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Industria de Diseno Textil SA	5,976	$200,622
Pepkor Holdings Ltd. (a)	15,484	15,046
Shimamura Co. Ltd.	200	20,287
Yamada Holdings Co. Ltd.	73,600	252,172
ZOZO, Inc.	800	18,123
		969,069
Technology Hardware, Storage & Peripherals - 1.1%
FUJIFILM Holdings Corp.	300	15,098
Lenovo Group Ltd.	120,000	129,937
Ricoh Co. Ltd.	5,200	38,720
Samsung Electronics Co. Ltd.	25,566	1,256,845
Xiaomi Corp., Class B *,(a)	88,400	136,261
		1,576,861
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	1,054	186,402
ANTA Sports Products Ltd.	9,800	142,319
Cie Financiere Richemont SA, Class A	1,242	198,356
Hermes International	438	887,012
Kering SA	449	292,690
Li Ning Co. Ltd.	14,000	110,396
LVMH Moet Hennessy Louis Vuitton SE	1,754	1,609,117
Moncler SpA	650	44,871
PRADA SpA	2,200	15,596
Shenzhou International Group Holdings Ltd.	1,300	13,646
Swatch Group AG (The)	816	279,935
Xtep International Holdings Ltd.	22,000	27,970
		3,808,310
Tobacco - 0.9%
British American Tobacco PLC	18,331	643,810
Imperial Brands PLC	4,942	113,900
Japan Tobacco, Inc.	21,800	458,309
		1,216,019
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	3,218	197,274
IMCD NV	514	83,989
ITOCHU Corp.	5,300	171,277
Mitsubishi Corp.	21,900	781,779
Mitsui & Co. Ltd.	15,800	488,638
MonotaRO Co. Ltd.	1,500	18,675
Rexel SA *	1,450	34,579
Sumitomo Corp.	9,100	160,065
		1,936,276
Transportation Infrastructure - 0.1%
Flughafen Zurich AG *	120	22,002
Fraport AG Frankfurt Airport Services Worldwide *	598	30,087
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	20,062

	Shares/ Principal	Fair Value

Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	$42,072
Kamigumi Co. Ltd.	1,100	22,977
		137,200
Water Utilities - 0.0%†
Cia de Saneamento de Minas Gerais Copasa MG	6,708	20,824

Wireless Telecommunication Services - 1.0%
Freenet AG	3,892	101,272
KDDI Corp.	20,600	633,524
MTN Group Ltd. *	10,247	73,619
SK Telecom Co. Ltd.	749	27,789
SoftBank Corp.	16,900	194,155
SoftBank Group Corp.	7,100	276,446
Vodacom Group Ltd.	2,599	17,877
Vodafone Group PLC	29,489	32,560
		1,357,242
Total Common Stocks
(Cost - $113,174,952)		121,451,558
Exchange Traded Funds - 8.7%
Equity Funds - 8.7%
iShares MSCI India ETF*	122,837	4,834,864
iShares MSCI Saudi Arabia ETF	41,246	1,597,458
iShares MSCI Taiwan ETF	123,282	5,588,373
Total Exchange Traded Funds
(Cost - $10,553,751)		12,020,695
Preferred Stocks - 0.8%
Automobiles - 0.3%
Porsche Automobil Holding SE	2,079	119,532
Volkswagen AG	1,684	229,869
		349,401
Banks - 0.3%
Banco Bradesco SA	72,731	189,493
Bancolombia SA	1,950	12,212
Itau Unibanco Holding SA	41,705	204,402
		406,107
Chemicals - 0.0%†
FUCHS PETROLUB SE	276	11,257

Metals & Mining - 0.0%†
Gerdau SA	3,741	18,668
Usinas Siderurgicas de Minas Gerais SA Usiminas	17,187	24,711
		43,379
Oil, Gas & Consumable Fuels - 0.0%†
Petroleo Brasileiro SA	7,890	36,414

Passenger Airlines - 0.1%
Azul SA *	20,517	48,720
Gol Linhas Aereas Inteligentes SA *	9,948	13,087
		61,807

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	3,956	$163,789

Total Preferred Stocks
(Cost - $1,382,682)		1,072,154
Rights - 0.0%†
Localiza Rent a Car SA, expires 5/26/23* (Cost - $0)	38	98

Warrants - 0.0%†
TMBThanachart Bank PCL, expires 5/10/25* (Cost - $0)	4,884	64

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(b) (Cost - $2,287,817)	2,287,817	2,287,817

Total Investments - 98.9%
(Cost - $127,399,202)		$136,832,386
Other Assets Less Liabilities - Net 1.1%		1,557,993
Total Net Assets - 100.0%		$138,390,379

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $2,466,184 or 1.8% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.
ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	18	6/16/2023	$1,886,850	$75,034
MSCI Emerging Market Index Future	Goldman Sachs & Co.	17	6/16/2023	846,175	26,655
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	6/15/2023	178,697	2,768
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$104,457